Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Other assets and other liabilities
end of	2Q15	1Q15	4Q14	2Q14
Other assets (CHF million)
Cash collateral on derivative instruments	7,514	11,399	10,905	8,097
Cash collateral on non-derivative transactions	1,268	1,636	3,238	2,445
Derivative instruments used for hedging	1,370	1,589	1,539	2,100
Assets held-for-sale	24,584	25,491	26,544	20,102
of which loans [1]	24,101	24,963	25,911	19,755
of which real estate [2]	375	431	535	347
of which long-lived assets	108	97	98	0
Assets held for separate accounts	4,036	4,578	5,650	9,046
Interest and fees receivable	5,900	5,992	6,237	6,041
Deferred tax assets	5,154	5,768	6,077	5,557
Prepaid expenses	614	571	517	649
Failed purchases	2,409	2,870	3,138	2,996
Other	6,900	6,603	6,713	7,656
Other assets	59,749	66,497	70,558	64,689
Other liabilities (CHF million)
Cash collateral on derivative instruments	15,387	15,887	17,043	12,844
Cash collateral on non-derivative transactions	1,417	839	797	740
Derivative instruments used for hedging	246	381	469	202
Provisions	1,214	1,202	1,358	2,653
of which off-balance sheet risk	70	98	103	59
Liabilities held for separate accounts	4,036	4,578	5,650	9,046
Interest and fees payable	6,004	5,352	6,531	6,055
Current tax liabilities	758	723	821	788
Deferred tax liabilities	120	74	47	423
Failed sales	1,345	1,578	1,313	1,267
Other	14,774	14,735	16,941	14,895
Other liabilities	45,301	45,349	50,970	48,913
1
Included as of the end of 2Q15, 1Q15, 4Q14 and 2Q14 were CHF 1,022 million, CHF 1,325 million, CHF 1,103 million and CHF 1,233 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 62 million, CHF 62 million, CHF 226 million and CHF 232 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

2
As of the end of 2Q15, 1Q15, 4Q14 and 2Q14, real estate held-for-sale included foreclosed or repossessed real estate of CHF 58 million, CHF 62 million, CHF 169 million and CHF 196 million, respectively, of which CHF 1 million, CHF 1 million, CHF 2 million and CHF 7 million, respectively were related to residential real estate.